COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Period ending December 31, 2013
2014	$ 126
2015	121
2016	90
Operating Leases, Future Minimum Payments Due	337
Facilities [Member]
Period ending December 31, 2013
2014	121
2015	121
2016	90
Operating Leases, Future Minimum Payments Due	332
Vehicles [Member]
Period ending December 31, 2013
2014	5
2015	0
2016	0
Operating Leases, Future Minimum Payments Due	$ 5